Noncontrolling Interest - Additional Information (Details)	12 Months Ended
	Dec. 31, 2022 VOTE shares	May 26, 2022
Class V Common Stock
Noncontrolling Interest [Line Items]
Issuance of shares under SEPA, shares | shares	48,565,824
Common Stock, Voting Rights	each holder of Class V voting stock is entitled to vote with the holders of Class A common stock of Biote, with each share of Class V voting stock entitling the holder to one vote per share of Class V voting stock at the time of such vote (subject to customary conversion rate adjustments for stock splits, stock dividends and reclassifications).
Common stock, number of votes per share | VOTE	1
Minority Interest Holders
Noncontrolling Interest [Line Items]
Minority interest, retained percentage by minority interest holders		86.50%
Biote
Noncontrolling Interest [Line Items]
Minority interest, ownership percentage	16.60%	13.50%